Equity-Based Compensation - Summary of Compensation Cost Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
2023 and 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	$ 4,836	$ 3,773	$ 23,773	$ 3,951
2023 and 2020 Equity Incentive Plan [Member] | Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	1,347	383	4,803	478
2023 and 2020 Equity Incentive Plan [Member] | Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	87	34	407	52
2023 and 2020 Equity Incentive Plan [Member] | General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	$ 3,402	$ 3,356	18,563	3,421
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized			$ 24,500	$ 4,000	$ 6,348	$ 1,164
2020 Equity Incentive Plan [Member] | Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized					1,765	112
2020 Equity Incentive Plan [Member] | Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized					286	31
2020 Equity Incentive Plan [Member] | General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized					$ 4,297	$ 1,021